Description of Business, Organization, and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of investment in significant subsidiaries
Name of company	Place and date of incorporation/ establishment	Registered capital		Issued and fully paid up capital		Percentage of equity attributable to the Group		Principal activities
						Direct	Indirect
Sincere Fame International Limited 诚名国际有限公司	British Virgin Islands October 6, 2006	USD	1,230,434.04	USD	1,230,434.04	100%	-	Investment Holding

China Financial Services Group Limited 泛华金融服务集团 有限公司	Hong Kong August 28, 2000	HKD	100,000,000	HKD	100,000,000	-	100%	Investment Holding

Fanhua Chuang Li Information Technology (Shenzhen) Co., Ltd. 泛华创利信息技术 (深圳) 有限公司	the PRC December 21, 1999	HKD	400,000,000	HKD	400,000,000	-	100%	Investment Holding

Shenzhen Fanhua United Investment Group Co., Ltd. 深圳泛华联合投资集团 有限公司	the PRC August 9, 2006	RMB	250,000,000	RMB	250,000,000	-	100%	Investment Holding

Guangzhou Anyu Mortgage Consulting Co., Ltd. 广州安宇按揭咨询 有限公司	the PRC January 23,2003	RMB	2,220,000	RMB	2,220,000	-	100%	Micro credit and mortgage agency services

Chongqing Fengjie Financial Advisory Co., Ltd. 重庆丰捷财务咨询 有限公司	the PRC June 13, 2010	RMB	500,000	RMB	500,000	-	100%	Financial consultancy

Guangzhou Chengze Information Technology Co., Ltd. 广州诚泽信息科技 有限公司	the PRC December 11, 2006	RMB	3,000,000	RMB	3,000,000	-	100%	Software development and maintenance

Chongqing Liangjiang New Area Fanhua Micro-credit Co., Ltd. 重庆市两江新区泛华 小额贷款有限公司	the PRC December 26, 2011	USD	30,000,000	USD	30,000,000	-	100%	Micro credit and mortgage agency services

Shenzhen Fanhua Micro-credit Co., Ltd. 深圳泛华小额贷款 有限公司	the PRC March 15, 2012	RMB	300,000,000	RMB	300,000,000	-	100%	Micro credit and mortgage agency services
Name of company	Place and date of incorporation/ establishment	Registered capital		Issued and fully paid up capital		Percentage of equity attributable to the Group		Principal activities
						Direct	Indirect
Shenzhen Fanhua Fund Management Services Co., Ltd. 深圳泛华基金 管理服务有限公司	the PRC June 8, 2012	RMB	5,000,000	RMB	5,000,000	-	100%	Company register service

Guangzhou Heze Information Technology Co., Ltd. 广州和泽信息科技 有限公司	the PRC September 16, 2010	RMB	20,000,000	RMB	20,000,000	-	100%	Software development and maintenance

Beijing Lianxin Chuanghui Information Technology Co., Ltd. 北京联鑫创辉 信息技术有限公司	the PRC February 2, 2012	HKD	10,000,000	HKD	10,000,000	-	100%	Software development and maintenance

Shenzhen Fanlian Investment Co., Ltd. 深圳泛联投资有限公司	the PRC November 26, 2012	RMB	30,000,000	RMB	30,000,000	-	100%	Investment Holding

Fanhua Financial Leasing (Shenzhen) Co., Ltd. 泛华融资租赁 (深圳) 有限公司	the PRC September 4, 2012	USD	10,000,000	USD	10,000,000	-	100%	Business Advisory

Shenzhen Fanhua Chengyu Finance Service Co., Ltd. 深圳泛华诚誉金融配套 服务有限公司	the PRC March 15, 2013	RMB	10,000,000	RMB	10,000,000	-	100%	Labor outsourcing services

Beijing Fanhua Qilin Capital Management Co., Ltd. 北京泛华麒麟资本管理 有限公司	the PRC December 26, 2016	RMB	100,000,000	RMB	10,000,000	-	96%	Asset Management

Shijiazhuang Fanhua Financial Advisory Co., Ltd. 石家庄泛华财务咨询 有限公司	the PRC July 27, 2017	RMB	2,000,000		-	-	100%	Financial Consultancy

Taizhou Fanhua Financial Advisory Co., Ltd. 泰州泛华财务咨询服务 有限公司	the PRC September 28, 2017	RMB	500,000		-	-	100%	Financial Consultancy

Xuzhou Shenfanlian Enterprise Management Co., Ltd. 徐州深泛联企业管理 有限公司	the PRC December 7, 2017	RMB	10,000,000		-	-	100%	Enterprise Management
Name of company	Place and date of incorporation/ establishment	Registered capital		Issued and fully paid up capital		Percentage of equity attributable to the Group		Principal activities
						Direct	Indirect
Nantong Shenfanlian Enterprise Management Co., Ltd. 南通深泛联企业管理 有限公司	the PRC September 8, 2017	RMB	5,000,000		-	-	100%	Enterprise Management

Baoding Fanjie Financial Advisory Co., Ltd. 保定泛杰财务咨询 有限公司	the PRC February 9, 2018	RMB	500,000		-	-	100%	Financial Consultancy

Shenzhen Fancheng Business Operation Management Partnership (Limited Partnership) 深圳泛诚商业运营管理合伙企业 (有限合伙)	the PRC June 22, 2018	RMB	500,000,000	RMB	34,550,000	-	100%	Enterprise Management

Fanxiaoxuan Cultural Media (Guangzhou) Co., Ltd. 泛小宣文化传媒 (广州) 有限公司	the PRC July 16, 2018	RMB	1,000,000		-	-	100%	Enterprise Management

Guangzhou Fanze Information Technology Co., Ltd. 广州泛泽信息科技 有限公司	the PRC February 27, 2019	RMB	10,000,000		-	-	100%	Software development and maintenance

Langfang Fanhua Technology Co., Ltd. 廊坊市泛华科技 有限公司	the PRC September 9, 2019	RMB	200,000		-	-	100%	Software development and maintenance

Shenyang Fanhua Financial Advisory Co., Ltd. 沈阳市泛华财务咨询 有限公司	the PRC November 18, 2019	RMB	1,000,000		-	-	100%	Financial consultancy

Luoyang Fanzhan Information technology Co., Ltd. 洛阳泛展信息科技有限公司	the PRC May 13, 2020	RMB	500,000		-	-	100%	Software development and maintenance

Lanzhou Fanhua Enterprise Information Advisory Co., Ltd. 兰州泛华企业信息咨询有限公司	the PRC May 19, 2020	RMB	200,000		-	-	100%	Enterprise Management

Yantai Shenzhen Fanlian Financial Advisory Co., Ltd. 烟台深泛联财务咨询有限公司	the PRC June 22, 2020	RMB	1,000,000		-	-	100%	Financial consultancy
Name of company	Place and date of incorporation/ establishment	Registered capital		Issued and fully paid up capital	Percentage of equity attributable to the Group		Principal activities
					Direct	Indirect
Haikou Fanhua Financial Advisory Co., Ltd. 海口市泛华财务咨询有限公司	the PRC June 12, 2020	RMB	1,000,000	-	-	100%	Financial consultancy

Ganzhou Shenzhen Fanlian Financial Advisory Co., Ltd. 赣州深泛联财务咨询有限公司	the PRC August 8, 2020	RMB	1,000,000	-	-	100%	Financial consultancy

Guiyang Fanhua Financial Advisory Co., Ltd. 贵阳泛华财务咨询有限公司	the PRC July 9, 2020	RMB	1,000,000	-	-	100%	Financial consultancy

Lianyungang Shenzhen Fanlian Economic Information Advisory Co., Ltd. 连云港深泛联经济信息咨询有限公司	the PRC September 29, 2020	RMB	1,000,000	-	-	100%	Financial consultancy

Fanhua Jinfu (Foshan) Co., Ltd. 泛华金服（佛山）有限公司	the PRC May 22, 2020	RMB	200,000,000	-	-	100%	Financial consultancy

Schedule of investments in the consolidated VIEs by the group
Name of structured funds	Place and date of incorporation/ establishment	Principal activities

Jinghua Structured Fund 5 菁华5号信托计划	the PRC December 19, 2014	Micro credit

Jinghua Structured Fund 6 菁华6号信托计划	the PRC September 9, 2014	Micro credit

Bohai Trust Shenfanlian Micro Finance Structured Fund 渤海信托深泛联小微金融集合资金信托计划	the PRC September 14, 2016	Micro credit

Bohai Huihe SME Structured Fund 渤海汇和中小微企业经营贷集合资金信托计划	the PRC September 29, 2017	Micro credit

Zhongyuan Wealth Anhui Structured Fund 1 中原财富-安惠1期	the PRC January 20, 2017	Micro credit

Zhongyuan Wealth Anhui Structured Fund 2 中原财富-安惠2期	the PRC August 18, 2017	Micro credit

Beijing Fanhua Micro-credit Company Limited 北京泛华小额贷款有限公司	the PRC August 10, 2012	Micro credit and mortgage agency services

No.27 Jinghua Structured Fund 菁华27号信托计划	the PRC May, 18,2018	Micro credit

No.29 Jinghua Structured Fund 菁华29号信托计划	the PRC May, 16,2018	Micro credit

Yuecai Loan Structured Arrangement 粤财网贷合作计划	the PRC July 6, 2018	Micro credit

Zhonghai Lanhai Structured Fund 1 中海信托蓝海1号集合资金信托计划	the PRC July 18, 2018	Micro credit

Bairui Hengyi No.613 Structured Fund 百瑞恒益613号集合资金信托计划	the PRC July 25, 2018	Micro credit

Bohai Trust No.1 Huiying Structured Fund 渤海惠盈1号集合资金信托计划	the PRC September 10, 2018	Micro credit

Bohai Trust No.2 Shenzhen Fanhua United Structured Fund 渤海信托-深泛联2号集合资金信托计划	the PRC November 28, 2018	Micro credit

Everbright No.1 Business Acceleration Structured Fund 光大助业1号集合资金信托计划	the PRC November 29, 2018	Micro credit
Name of structured funds	Place and date of incorporation/ establishment	Principal activities

Jinghua Structured Fund 1 外贸信托菁华1号集合资金信托计划	the PRC May 8, 2019	Micro credit

Zhonghai Lanhai Structured Fund 1-2 中海信托-蓝海1-2号集合资金信托计划	the PRC June 28, 2019	Micro credit

Zhonghai Lanhai Structured Fund 1-3 中海信托-蓝海1-3号集合资金信托计划	the PRC September 11, 2019	Micro credit

Hunan Structured Fund 2019-1 湖南信托2019-1集合资金信托计划	the PRC September 23, 2019	Micro credit

Hunan Structured Fund 2019-2 湖南信托2019-2集合资金信托计划	the PRC September 23, 2019	Micro credit

Shaanxi International Xinglong Structured Fund 1-1 陕国投·兴隆1-1号集合资金信托计划	the PRC November 6, 2019	Micro credit

Shaanxi International Xinglong Structured Fund 2-1 陕国投·兴隆2-1号集合资金信托计划	the PRC September 24, 2019	Micro credit

Bairui Hengyi No.711 Structured Fund 百瑞恒益711号集合资金信托计划	the PRC September 20, 2019	Micro credit

Zhonghai Lanhai Structured Fund 1-4 中海信托-蓝海1-4号集合资金信托计划	the PRC October 10, 2019	Micro credit

Zhongyuan Wealth Anhui Structured Fund 49 中原信托-安惠49期	the PRC October 24, 2019	Micro credit

Bairui Hengyi No.724 Structured Fund 百瑞恒益724号集合资金信托计划	the PRC November 11, 2019	Micro credit

Zhonghai Lanhai Structured Fund 1-5 中海信托-蓝海1-5号集合资金信托计划	the PRC November 19, 2019	Micro credit

Zhonghai Lanhai Structured Fund 1-6 中海信托-蓝海1-6号集合资金信托计划	the PRC December 20, 2019	Micro credit

No. 50 Jinghua Structured Fund 外贸信托菁华50号资管计划	the PRC April 26, 2019	Micro credit
Name of structured funds	Place and date of incorporation/ establishment	Principal activities

No. 70 Jinghua Structured Fund 外贸信托菁华70号资管计划	the PRC December 25, 2019	Micro credit

Zhonghai Lanhai Structured Fund 1-1 中海信托-蓝海1-1号集合资金信托计划	the PRC May 19, 2020	Micro credit

Shaanxi International Xinglong Structured Fund 22-1 陕国投·兴隆22-1号集合资金信托计划	the PRC June 22, 2020	Micro credit

Zhonghai Lanhai Structured Fund 1-7 中海信托-蓝海1-7号集合资金信托计划	the PRC August 14, 2020	Micro credit

No. 74 Jinghua Structured Fund 外贸信托菁华74号资管计划	the PRC November 26, 2020	Micro credit

Hunan Structured Fund 2020-1 湖南信托2020-1集合资金信托计划	the PRC December 8, 2020	Micro credit

Schedule of assets and liabilities of the consolidated VIEs
	December 31,
	2019	2020
	RMB	RMB

Cash and cash equivalents	1,075,146,003	1,038,176,909
Loans principal, interest and financing service fee receivables	10,096,892,280	8,852,118,199
Investment securities	865,685,426	1,612,974,725
Deferred tax assets	167	-
Other assets	538,987,372	1,008,676,130

Total assets	12,576,711,248	12,511,945,963

Interest-bearing borrowings	7,090,260,790	5,701,590,909
Income taxes payable	642,912	642,912
Other liabilities	1,592,662,264	2,178,875,062

Total liabilities	8,683,565,966	7,881,108,883

Schedule of of operations of the VIEs
	2018	2019	2020
	RMB	RMB	RMB

Revenue	4,030,796,059	2,939,040,096	1,915,875,820
Net income	910,293,862	663,949,174	658,400,554

Schedule of cash flows of the VIEs
	2018	2019	2020
	RMB	RMB	RMB

Net cash provided by/(used in) operating activities	367,720,114	(426,302,852)	(303,745,231)
Net cash provided by/(used in) investing activities	274,412,708	4,207,318,357	692,705,844
Net cash provided by/(used in) financing activities	909,251,326	(5,262,323,314)	(429,173,286)